Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	Feb. 01, 2016	Sep. 12, 2018	Oct. 20, 2017	Sep. 15, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 14, 2017
Equity (Textual)
Original issue price per annum					6.00%
Unpaid dividends to Convertible Preferred Stock holders					$ 1,872	$ 1,213	$ 496
Issuance of preferred stock, shares					23,182
Issuance costs					$ 156	519
Warrants exercisable			1,773,398	1,773,398
Warrants exercised, description					(i) post the consummation of a public listing of the Company's shares on an Asian-Pacific stock exchange, with aggregate proceeds of at least $25,000 and a price per share reflecting a company pre-money Company valuation of at least $200,000; (ii) post the consummation of an M&A transaction with a Asian-Pacific company reflecting a Company valuation of at least $200,000; or (iii) post the closing of a licensing agreement between the Company and an Asian-Pacific party that provides for an initial payment to the Company of at least $25,000. (together, i, ii and iii, the "Exercise Event").
Warrants exercise price					$ 6.22
Adjustments of warrant maturity					7 years
Additional issuance costs					$ 37
Conversion of warrants					1
Term, description					The warrants will expire at the earlier of 36 months from the issuance date or an Exercise Event as defined in the warrant agreements.
Preferred stock, shares issued	3,059,730
Issuance of Common and Preferred Stock in connection with conversion of Convertible Notes and accrued interest	$ 8,865					$ 7	$ 8,865
Warrant [Member]
Equity (Textual)
Issuance costs					$ 19
Common Stock [Member]
Equity (Textual)
Preferred stock, shares issued	312,004							118,611
Series C Preferred Stock [Member]
Equity (Textual)
Issuance of preferred stock, shares		520,263			4,908
Cash consideration		$ 5,300			$ 50
Preferred stock, shares issued					525,171	525,171
Series B Preferred Stock [Member]
Equity (Textual)
Issuance of preferred stock, shares			1,373,804	1,373,804
Cash consideration			$ 8,550	$ 8,550	$ 8,550
Issuance costs					$ 519
Warrants exercisable					48,204
Warrants exercised, description					6.22
Preferred stock, shares issued					1,373,804	1,373,804
Series B Preferred Stock [Member] | Warrant [Member]
Equity (Textual)
Issuance costs					$ 538